NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial expenses
Interest on loans, financing and debentures			R$ (1,797,937)	R$ (1,742,976)
Amortization of transaction costs			(32,421)	(36,838)
Interest expense on lease liabilities			(223,237)	(210,597)
Amortization of fair value adjustment				(9,452)
Other			(254,471)	(183,660)
Financial expenses			(2,308,066)	(2,183,523)
Financial income
Cash and cash equivalents and marketable securities			683,608	303,822
Other			106,290	48,745
Financial income			789,898	352,567
Results from derivative financial instruments
Income			6,758,955	8,653,252
Expenses			(1,859,936)	(4,032,366)
Results from derivative financial instruments	R$ 2,903,766	R$ (1,575,557)	4,899,019	4,620,886
Monetary and exchange rate variations, net
Exchange rate variation on loans, financing and debentures			4,543,048	3,812,954
Leases			191,986	176,291
Other assets and liabilities			(1,110,099)	(818,556)
Monetary and exchange rate variations, net	R$ 2,376,817	R$ (4,459,984)	3,624,935	3,170,689
Net financial result			7,005,786	5,960,619
Capitalized loan costs			511,650	108,972
Transaction costs for loans and financing			19	39
Formation cost			R$ 104,137	R$ 84,470